Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended							12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summarized results of operations
Income (Loss) from Discontinued Operations, Net of Tax	$ 729	$ (326)	$ (612)	$ (684)	$ (571)	$ (98)	$ 2,184	$ (209)	$ 831	$ (6,774)
(Loss) Gain on Sale of Discontinued Operations, Net of Tax										(1,885)
Total (Loss) Income from Discontinued Operations and Sale, Net of Tax								(209)	831	(8,659)
Digital Operations
Summarized results of operations
(Loss) Income Before Provision (Benefit) for Income Taxes of Discontinued Operations								(960)	(958)	(75)
(Benefit) Provision for Income Taxes									(429)	(505)
Income (Loss) from Discontinued Operations, Net of Tax								(960)	(529)	430
New Zealand Operations
Summarized results of operations
(Loss) Income Before Provision (Benefit) for Income Taxes of Discontinued Operations										(88)
(Benefit) Provision for Income Taxes										(34)
Income (Loss) from Discontinued Operations, Net of Tax										(54)
Italian Operations
Summarized results of operations
Total Revenues										2,138
(Loss) Income Before Provision (Benefit) for Income Taxes of Discontinued Operations								751	2,290	(8,692)
(Benefit) Provision for Income Taxes									930	(1,542)
Income (Loss) from Discontinued Operations, Net of Tax								751	1,360	(7,150)
(Loss) Gain on Sale of Discontinued Operations, Net of Tax										(1,885)
Total (Loss) Income from Discontinued Operations and Sale, Net of Tax								$ 751	$ 1,360	$ (9,035)